Stockholders' Equity (Details Narrative) - USD ($)			1 Months Ended			11 Months Ended	12 Months Ended
	Jun. 10, 2015	May 22, 2015	Mar. 31, 2016	Dec. 31, 2015	Jun. 10, 2015	Mar. 31, 2015	Mar. 31, 2016	Apr. 15, 2015
Common stock, par value (in dollars per share)			$ 0.001			$ 0.001	$ 0.001
Common stock, authorized			300,000,000			300,000,000	300,000,000
Preferred stock, par value (in dollars per share)			$ 0.001			$ 0.001	$ 0.001
Preferred stock, authorized			10,000,000			10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Recapitalization							3,000,005
Common stock, outstanding			13,615,440			5,493,200	13,615,440
Common stock, issued			13,615,440			5,493,200	13,615,440
Stock-based compensation						$ 6,219	$ 639,644
2015 Stock Incentive Plan [Member]
Unrecognized stock based compensation expense			$ 87,696				87,696
Number of stock authorized		1,200,000
Maximum number of shares available for grant		600,000
Expiration period		7 years
Total intrinsic value of options exercisable			97,600			0	$ 97,600
Unrecognized stock based compensation expense amortized period							3 years 1 month 20 days
Stock-based compensation						0	$ 24,028
Private placement offering (the "March 2015 Offering") [Member]
Number of common stock issued upon transaction	261,000	3,101,104			3,362,104
Four Non Employee Directors [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted							160,000
Restricted Stock [Member]
Grant date fair value of common shares issued upon services			2,060,557				$ 2,060,557
Number of shares granted							1,353,055
Allocated stock based compensation expense						6,219	$ 465,616
Unrecognized stock based compensation expense			1,588,722			553,238	$ 1,588,722
Restricted Stock [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted							463,841
Restricted Stock [Member] | Investor Relations Agreement [Member] | Two Consultants [Member]
Grant date fair value of common shares issued upon services				$ 485,300
Number of shares granted				230,000
Agreement term				1 year
Restricted Stock [Member] | Investor Relations Agreement [Member] | Two Consultants [Member] | General and Administrative Expense [Member]
Allocated stock based compensation expense						0	$ 136,603
Unrecognized stock based compensation expense			348,697			0	348,697
Restricted Stock [Member] | Investor Relations Restated Agreement [Member] | Two Consultants [Member]
Grant date fair value of common shares issued upon services			$ 126,600				126,600
Number of shares granted			60,000
Agreement term			1 year
Restricted Stock [Member] | Investor Relations Restated Agreement [Member] | Two Consultants [Member] | General and Administrative Expense [Member]
Allocated stock based compensation expense						0	12,133
Unrecognized stock based compensation expense			$ 114,467			$ 0	$ 114,467
Employee Stock Option [Member] | 2015 Stock Incentive Plan [Member]
Expiration period		5 years
Percentage of awards grant under the plan		10.00%
Professional Services Provider [Member]
Number of common shares issued upon services		100,000
Grant date fair value of common shares issued upon services		$ 150,000
Akoustis, Inc. [Member]
Preferred stock, issued		5,300
Preferred stock, outstanding		5,300
Number of common shares issued upon merger		5,500,006
Number of common stock cancelled		9,854,019
Common stock, outstanding		11,671
Common stock, issued		11,671
Previously Reported [Member]
Number of additional shares authorized			75,000,000				75,000,000
Restatement Adjustment [Member]
Number of additional shares authorized								310,000,000
Common stock, par value (in dollars per share)								$ 0.001
Common stock, authorized								300,000,000
Preferred stock, par value (in dollars per share)								$ 0.001
Preferred stock, authorized								10,000,000
Preferred stock, issued								0
Preferred stock, outstanding								0